INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Benefits/(Expenses)
Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2010	2011	2012

Income tax benefits/(expenses):
Current	$(2,792)	$(1,585)	$(4,324)
Deferred	3,527	1,319	1,831
Total	$735	$(266)	$(2,493)

Schedule of Deferred Income Tax Assets and Liabilities
The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Deferred tax assets:
Current
Allowance for doubtful accounts	$5,119	$1,338
Accrued payroll	942	1,107
Valuation allowance	-	(381)

Deferred tax assets - current	6,061	2,064
Non-current
Depreciation of property and equipment	683	689
Amortization of intangible assets and concession fees	1,524	4,440
Taxable loss arising from a disposal of an equity method investment	215	217
Net operating loss carry forwards	12,255	11,063
Valuation allowance	(8,914)	(8,062)

Deferred tax assets - non-current	5,763	8,347
Deferred tax liabilities:
Non-current
Acquired intangible assets	3,800	380

Total deferred tax liabilities	$3,800	$380

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012

Net loss before provision for income taxes	$(8,608)	$(12,657)	$(29,770)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,152)	(3,164)	(7,443)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	207	180	315
Goodwill impairment	-	-	5,153
Tax effect of tax losses not recognized	-	-	2,791
Tax effect of deductible temporary difference not recognized	-	-	1,425
Non-taxable income	(256)	-	-
Changes in valuation allowance	1,006	3,213	(471)
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(1,501)	(819)	(675)
Effect of income tax rate difference in other jurisdictions	1,961	856	1,398

Income tax (benefits)/expenses	$(735)	$266	$2,493

Effective tax rates	8.5%	(2.1% )	(8.4% )

Schedule of Income Tax Impact to Net Loss Per Share Amount

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2010, 2011 and 2012, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expenses	$1,501	$819	$675
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01